Accounts payable - Schedule of Accounts Payable (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Schedule of Accounts Payable [Line Items]
Accounts payable to trade suppliers	$ 2,895,011	$ 3,055,063	$ 1,909,791
Accounts payable to other suppliers		188,388	217,832
Accounts payable	$ 2,895,011	3,055,063
Previously Reported [Member]
Schedule of Accounts Payable [Line Items]
Accounts payable		$ 3,243,451	$ 2,127,623